Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Contractual Obligations
Amount
2020	$2,178
2021	4,525
2022	6,629
2023	6,577
2024	6,496
2025 and thereafter	36,571

Total	$62,976